Repurchase of shares (Details) - Share Buyback Program [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Jun. 30, 2020
Equity, Class of Treasury Stock [Line Items]
Share repurchase authorized amount				$ 20.0	$ 20.0
Total number of ADS Purchased	4,409,974	0	1,191,392
ADS repurchased	$ 6.7		$ 4.5